Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

8. Intangible Assets, Net

Intangible assets are comprised of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Customer contracts	61,860,867	67,574,728	9,797,415
Software	38,161,854	3,504,421	508,093
License	500,000	-	-
Less: Accumulated amortization - customer contracts	(64,656,059)	(64,656,059)	(9,374,247)
Less: Accumulated amortization - software	(19,088,463)	(3,365,974)	(488,020)
Less: Accumulated amortization - license	(500,000)	-	-
Intangible assets subject to amortization	16,278,199	3,057,116	443,241
License with indefinite life	11,733,541	-	-
Foreign currency translation adjustment	2,795,192	(2,918,669)	(423,168)
Intangible assets, net	30,806,932	138,447	20,073

Insurance Brokerage Licenses included in the intangible assets are assessed as indefinite life and are not subject to amortization. Amortization expense related to other intangible asset was RMB4,166,574, RMB3,768,010 and RMB4,540,289 for the years ended December 31, 2020, 2021 and 2022, respectively. Loss from disposal of intangible assets was RMB10,500,476 for year 2022.

The amortization expense for the next five years and thereafter as of December 31, 2021 and 2022, are as follows:

	As of December 31
	2021	2022
	RMB	RMB
Within 1 year	3,798,835	30,196
Between 1 and 2 years	3,798,835	30,196
Between 2 and 3 years	3,742,788	30,196
Between 3 and 4 years	3,731,578	30,196
Over 4 years and thereafter	15,734,896	17,663
Total	30,806,932	138,447